Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
1 / June 2023
Issues
Maturity
Date
Principal
Amount Value
BONDS – 98.67%
ASSET-BACKED SECURITIES — 0.55%**
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
1,2,3
$ 39,101 $ 34,419
Total Asset-Backed Securities
(Cost $39,101)
CORPORATES — 84.79%*
Banking — 12.66%
Bank of America Corp.
(MTN)
1.92% 10/24/31
3
20,000 15,871
2.09% 06/14/29
3
110,000 94,033
3.97% 03/05/29
3
20,000 18,723
Bank of America Corp.,
Series N
1.66% 03/11/27
3
63,000 56,605
2.65% 03/11/32
3
10,000 8,292
HSBC Holdings PLC
(United Kingdom)
2.21% 08/17/29
3,4
120,000 100,570
JPMorgan Chase & Co.
2.07% 06/01/29
3
15,000 12,879
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,4
10,000 8,855
3.57% 11/07/28
3,4
35,000 31,749
Macquarie Group Ltd.
(Australia)
1.34% 01/12/27
3,4,5
10,000 8,906
1.63% 09/23/27
3,4,5
30,000 26,143
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,4
35,000 34,379
PNC Financial Services Group, Inc. (The)
5.07% 01/24/34
3
60,000 57,581
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,4
55,000 52,680
U.S. Bancorp
4.84% 02/01/34
3
20,000 18,751
5.85% 10/21/33
3
15,000 15,090
UBS Group AG
(Switzerland)
1.31% 02/02/27
3,4,5
30,000 26,264
3.09% 05/14/32
3,4,5
40,000 32,389
6.54% 08/12/33
3,4,5
40,000 41,116
Wells Fargo & Co.
(MTN)
3.35% 03/02/33
3
130,000 111,468
5.01% 04/04/51
3
15,000 13,983
786,327
Communications — 7.04%
AT&T, Inc.
3.80% 12/01/57 78,000 56,836
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30% 02/01/32 $ 20,000 $ 15,147
3.90% 06/01/52 5,000 3,271
5.38% 05/01/47 42,000 34,761
5.75% 04/01/48 20,000 17,085
Comcast Corp.
4.00% 11/01/49 15,000 12,480
Cox Communications, Inc.
2.60% 06/15/31
5
40,000 32,669
Meta Platforms, Inc.
4.95% 05/15/33 9,000 8,995
5.60% 05/15/53 30,000 30,842
Qwest Corp.
7.25% 09/15/25 20,000 19,500
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
5
35,000 26,066
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
5.15% 03/20/28
5
14,250 14,103
Tencent Holdings Ltd.
(Cayman Islands)
3.98% 04/11/29
4,5
30,000 27,882
Time Warner Cable LLC
5.50% 09/01/41 33,000 27,480
T-Mobile USA, Inc.
2.55% 02/15/31 93,000 77,332
Vodafone Group PLC
(United Kingdom)
4.25% 09/17/50
4
41,000 32,973
437,422
Consumer Discretionary — 3.67%
Altria Group, Inc.
3.70% 02/04/51 5,000 3,358
3.88% 09/16/46 11,000 7,706
5.95% 02/14/49 15,000 14,230
Amcor Finance USA, Inc.
5.63% 05/26/33 20,000 19,778
Bacardi Ltd.
(Bermuda)
4.70% 05/15/28
4,5
20,000 19,355
BAT Capital Corp.
4.39% 08/15/37 35,000 28,025
4.54% 08/15/47 40,000 29,477
Imperial Brands Finance PLC
(United Kingdom)
4.25% 07/21/25
4,5
35,000 33,678
JDE Peet's NV
(Netherlands)
2.25% 09/24/31
4,5
25,000 19,327
WarnerMedia Holdings, Inc.
5.14% 03/15/52 65,000 53,042
227,976

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 2
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Diversified REITs — 2.69%
American Assets Trust LP
3.38% 02/01/31 $ 30,000 $ 23,558
Crown Castle, Inc.
3.30% 07/01/30 50,000 44,229
GLP Capital LP/GLP Financing II, Inc.
3.25% 01/15/32 2,000 1,610
4.00% 01/15/30 30,000 26,136
LXP Industrial Trust
2.38% 10/01/31 5,000 3,804
2.70% 09/15/30 45,000 35,995
VICI Properties LP
5.13% 05/15/32 20,000 18,744
Weyerhaeuser Co.
3.38% 03/09/33 15,000 12,917
166,993
Electric — 8.09%
AEP Transmission Co. LLC,
Series M
3.65% 04/01/50 5,000 3,895
AEP Transmission Co. LLC,
Series N
2.75% 08/15/51 40,000 25,921
Alabama Power Co.
5.50% 03/15/41 9,000 8,743
Alliant Energy Finance LLC
1.40% 03/15/26
5
45,000 39,856
Appalachian Power Co.
4.45% 06/01/45 10,000 8,328
Arizona Public Service Co.
3.35% 05/15/50 10,000 6,923
6.35% 12/15/32 15,000 15,922
Baltimore Gas and Electric Co.
2.90% 06/15/50 33,000 22,204
5.40% 06/01/53 10,000 10,211
Black Hills Corp.
4.35% 05/01/33 35,000 31,305
Consolidated Edison Co. of New York, Inc.,
Series 2017
3.88% 06/15/47 10,000 7,860
Duke Energy Carolinas LLC
3.75% 06/01/45 70,000 55,175
3.88% 03/15/46 15,000 11,982
5.35% 01/15/53 9,000 9,134
Evergy, Inc.
2.45% 09/15/24 5,000 4,792
FirstEnergy Transmission LLC
5.45% 07/15/44
5
30,000 28,013
Interstate Power and Light Co.
2.30% 06/01/30 20,000 16,652
Metropolitan Edison Co.
4.00% 04/15/25
5
19,000 18,192
Narragansett Electric Co. (The)
3.40% 04/09/30
5
10,000 8,933
Niagara Mohawk Power Corp.
5.78% 09/16/52
5
15,000 15,103
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Oklahoma Gas and Electric Co.
5.60% 04/01/53 $ 10,000 $ 10,182
PacifiCorp.
4.13% 01/15/49 60,000 46,501
Public Service Co. of New Mexico
3.85% 08/01/25 20,000 19,175
Virginia Electric & Power Co.,
Series B
3.80% 09/15/47 20,000 15,689
Virginia Electric and Power Co.
2.45% 12/15/50 12,000 7,229
Vistra Operations Co., LLC
3.55% 07/15/24
5
6,000 5,824
Xcel Energy, Inc.
4.80% 09/15/41 55,000 48,842
502,586
Energy — 4.65%
Aker BP ASA
(Norway)
3.10% 07/15/31
4,5
30,000 24,850
Boston Gas Co.
3.76% 03/16/32
5
10,000 8,827
Enbridge, Inc.
(Canada)
5.70% 03/08/33
4
22,000 22,310
Energy Transfer LP
5.00% 05/15/50 45,000 38,077
5.40% 10/01/47 6,000 5,313
6.13% 12/15/45 12,000 11,452
EQM Midstream Partners LP
6.50% 07/15/48 8,000 7,300
KeySpan Gas East Corp.
5.82% 04/01/41
5
15,000 14,512
Kinder Morgan Energy Partners LP
(MTN)
6.95% 01/15/38 5,000 5,390
Kinder Morgan, Inc.
(GMTN)
7.80% 08/01/31 5,000 5,659
NGPL Pipe Co. LLC
3.25% 07/15/31
5
20,000 16,525
4.88% 08/15/27
5
10,000 9,514
Plains All American Pipeline LP/PAA Finance Corp.
4.50% 12/15/26 13,000 12,589
Rockies Express Pipeline LLC
3.60% 05/15/25
5
30,000 28,515
6.88% 04/15/40
5
17,000 15,300
Sabine Pass Liquefaction LLC
4.20% 03/15/28 3,000 2,843
Southern Co. Gas Capital Corp.
4.40% 06/01/43 10,000 8,289
5.88% 03/15/41 15,000 15,147
Southern Natural Gas Co. LLC
4.80% 03/15/47
5
15,000 12,656

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
3 / June 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
TransCanada PipeLines Ltd.
(Canada)
5.00% 10/16/43
4
$ 15,000 $ 13,438
Williams Cos., Inc. (The)
3.50% 10/15/51 15,000 10,365
288,871
Finance — 11.39%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.00% 10/29/28
4
15,000 13,025
3.30% 01/30/32
4
28,000 22,903
3.88% 01/23/28
4
4,000 3,679
Air Lease Corp.
3.63% 12/01/27 19,000 17,338
4.25% 09/15/24 10,000 9,762
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
4,5
3,000 2,532
2.75% 02/21/28
4,5
10,000 8,435
4.38% 05/01/26
4,5
10,000 9,348
Capital One Financial Corp.
3.27% 03/01/30
3
10,000 8,531
Citigroup, Inc.
2.52% 11/03/32
3
50,000 40,247
2.57% 06/03/31
3
100,000 83,476
2.98% 11/05/30
3
5,000 4,344
3.52% 10/27/28
3
10,000 9,296
Discover Financial Services
6.70% 11/29/32 25,000 25,844
Goldman Sachs Group, Inc. (The)
1.99% 01/27/32
3
50,000 39,419
2.38% 07/21/32
3
10,000 8,016
2.60% 02/07/30 80,000 68,517
2.65% 10/21/32
3
10,000 8,155
JPMorgan Chase & Co.
2.55% 11/08/32
3
45,000 36,925
2.95% 02/24/28
3
20,000 18,388
3.90% 01/23/49
3
65,000 52,765
LSEGA Financing PLC
(United Kingdom)
2.00% 04/06/28
4,5
30,000 25,751
Morgan Stanley
1.59% 05/04/27
3
50,000 44,775
2.48% 09/16/36
3
40,000 30,287
Morgan Stanley
(GMTN)
3.77% 01/24/29
3
20,000 18,703
Morgan Stanley
(MTN)
1.93% 04/28/32
3
50,000 38,857
Nationwide Building Society
(United Kingdom)
4.36% 08/01/24
3,4,5
15,000 14,970
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Park Aerospace Holdings Ltd.
(Cayman Islands)
5.50% 02/15/24
4,5
$ 2,000 $ 1,978
Pipeline Funding Co. LLC
7.50% 01/15/30
5
25,608 25,459
Raymond James Financial, Inc.
3.75% 04/01/51 20,000 15,209
706,934
Food — 1.68%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
5.75% 04/01/33
4,5
10,000 9,439
6.50% 12/01/52
4,5
25,000 23,748
Kraft Heinz Foods Co.
4.63% 10/01/39 10,000 9,061
Pilgrim's Pride Corp.
3.50% 03/01/32 45,000 35,894
Smithfield Foods, Inc.
2.63% 09/13/31
5
35,000 25,902
104,044
Health Care — 10.84%
AbbVie, Inc.
4.40% 11/06/42 20,000 17,925
Alcon Finance Corp.
2.60% 05/27/30
5
30,000 25,617
Amgen, Inc.
4.40% 05/01/45 15,000 13,015
4.88% 03/01/53 10,000 9,204
5.65% 03/02/53 25,000 25,358
Barnabas Health, Inc.,
Series 2012
4.00% 07/01/28 5,000 4,685
Baxter International, Inc.
3.95% 04/01/30 10,000 9,235
Bayer U.S. Finance II LLC
4.38% 12/15/28
5
25,000 23,728
4.88% 06/25/48
5
30,000 27,012
Becton Dickinson & Co.
3.79% 05/20/50 25,000 19,791
Centene Corp.
3.00% 10/15/30 21,000 17,519
Children's Hospital Medical Center
2.82% 11/15/50 20,000 12,979
Cigna Group (The)
5.40% 03/15/33 10,000 10,170
CommonSpirit Health
2.78% 10/01/30 35,000 29,476
3.91% 10/01/50 10,000 7,740
CVS Health Corp.
5.05% 03/25/48 28,000 25,846
5.25% 02/21/33 28,000 27,908
Elanco Animal Health, Inc.
6.65% 08/28/28 5,000 4,864

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Hackensack Meridian Health, Inc.,
Series 2020
2.88% 09/01/50 $ 30,000 $ 20,422
HCA, Inc.
3.63% 03/15/32
5
10,000 8,687
5.25% 06/15/49 40,000 36,131
Illumina, Inc.
2.55% 03/23/31 20,000 16,598
Mass General Brigham, Inc.,
Series 2020
3.34% 07/01/60 10,000 7,008
NYU Langone Hospitals,
Series 2020
3.38% 07/01/55 15,000 10,586
OhioHealth Corp.,
Series 2020
3.04% 11/15/50 15,000 10,838
Pfizer Investment Enterprises Pte Ltd.
(Slovenia)
4.75% 05/19/33
4
20,000 19,946
Revvity, Inc.
2.55% 03/15/31 25,000 20,569
Royalty Pharma PLC
(United Kingdom)
1.75% 09/02/27
4
45,000 38,680
Sharp HealthCare,
Series 20B
2.68% 08/01/50 50,000 32,172
Smith & Nephew PLC
(United Kingdom)
2.03% 10/14/30
4
30,000 24,301
STERIS Irish FinCo UnLtd Co.
(Ireland)
2.70% 03/15/31
4
30,000 25,044
UnitedHealth Group, Inc.
3.70% 08/15/49 10,000 8,074
4.25% 04/15/47 15,000 13,261
Universal Health Services, Inc.
1.65% 09/01/26 40,000 35,129
West Virginia United Health System Obligated Group,
Series 2020
3.13% 06/01/50 35,000 23,190
Zoetis, Inc.
5.60% 11/16/32 10,000 10,476
673,184
Health Care REITs — 0.49%
Healthcare Realty Holdings LP
3.63% 01/15/28 30,000 26,585
Physicians Realty LP
2.63% 11/01/31 5,000 3,898
30,483
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Hotel & Resort REITs — 0.27%
Host Hotels & Resorts LP,
Series I
3.50% 09/15/30 $ 20,000 $ 16,951
Industrials — 2.04%
Amcor Flexibles North America, Inc.
2.63% 06/19/30 5,000 4,163
BAE Systems Holdings, Inc.
3.85% 12/15/25
5
20,000 19,191
Berry Global, Inc.
1.57% 01/15/26 28,000 25,286
Boeing Co. (The)
5.93% 05/01/60 12,000 11,890
CCL Industries, Inc.
(Canada)
3.05% 06/01/30
4,5
25,000 21,146
Northrop Grumman Corp.
5.15% 05/01/40 10,000 9,861
Sealed Air Corp.
1.57% 10/15/26
5
20,000 17,446
Sonoco Products Co.
3.13% 05/01/30 10,000 8,734
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.63% 04/28/26
4,5
5,000 4,755
WRKCo, Inc.
3.00% 06/15/33 5,000 4,079
126,551
Information Technology — 4.27%
Amazon.com, Inc.
2.50% 06/03/50 17,000 11,313
Broadcom, Inc.
2.60% 02/15/33
5
30,000 23,407
3.14% 11/15/35
5
25,000 19,156
3.42% 04/15/33
5
23,000 19,280
CDW LLC/CDW Finance Corp.
3.28% 12/01/28 25,000 21,761
Fiserv, Inc.
2.65% 06/01/30 15,000 12,792
Intel Corp.
3.25% 11/15/49 5,000 3,530
5.70% 02/10/53 25,000 25,480
Micron Technology, Inc.
2.70% 04/15/32 25,000 19,763
Open Text Corp.
(Canada)
6.90% 12/01/27
4,5
17,000 17,298
Oracle Corp.
3.60% 04/01/50 80,000 57,211
3.95% 03/25/51 27,000 20,449
Take-Two Interactive Software, Inc.
4.00% 04/14/32 15,000 13,772
265,212

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
5 / June 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance — 6.19%
Allstate Corp. (The)
3.85% 08/10/49 $ 20,000 $ 15,564
Aon Corp./Aon Global Holdings PLC
3.90% 02/28/52 25,000 19,681
Arthur J Gallagher & Co.
3.05% 03/09/52 20,000 12,836
Athene Global Funding
1.61% 06/29/26
5
15,000 13,019
1.99% 08/19/28
5
10,000 8,064
(SOFR Index plus 0.70%)
5.79% 05/24/24
5,6
30,000 29,707
Brown & Brown, Inc.
2.38% 03/15/31 45,000 36,397
Farmers Insurance Exchange
4.75% 11/01/57
3,5
55,000 43,244
Guardian Life Insurance Co. of America (The)
3.70% 01/22/70
5
45,000 30,584
MMI Capital Trust I,
Series B
7.63% 12/15/27 25,000 26,207
Nationwide Mutual Insurance Co.
7.84% 12/15/24
3,5
45,000 44,965
New York Life Insurance Co.
3.75% 05/15/50
5
15,000 11,478
Teachers Insurance & Annuity Association of America
4.38% 09/15/54
3,5
65,000 62,753
Willis North America, Inc.
2.95% 09/15/29 35,000 30,147
384,646
Materials — 0.77%
International Flavors & Fragrances, Inc.
1.23% 10/01/25
5
5,000 4,462
2.30% 11/01/30
5
15,000 11,899
5.00% 09/26/48 25,000 21,200
Nutrien Ltd.
(Canada)
5.80% 03/27/53
4
10,000 10,064
47,625
Office REITs — 1.60%
Boston Properties LP
2.55% 04/01/32 10,000 7,549
3.40% 06/21/29 5,000 4,188
Hudson Pacific Properties LP
3.95% 11/01/27 50,000 36,405
Kilroy Realty LP
2.50% 11/15/32 15,000 10,513
2.65% 11/15/33 15,000 10,182
Piedmont Operating Partnership LP
2.75% 04/01/32 45,000 30,643
99,480
Real Estate Investment Trust (REIT) — 1.23%
American Tower Corp.
5.55% 07/15/33 35,000 35,284
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Digital Realty Trust LP
3.60% 07/01/29 $ 5,000 $ 4,447
Equinix, Inc.
2.50% 05/15/31 35,000 28,531
3.20% 11/18/29 9,000 7,927
76,189
Residential REITs — 0.67%
American Homes 4 Rent LP
2.38% 07/15/31 15,000 11,997
Essex Portfolio LP
2.65% 03/15/32 5,000 4,036
Invitation Homes Operating Partnership LP
2.30% 11/15/28 30,000 25,589
41,622
Retail — 0.49%
Alimentation Couche-Tard, Inc.
(Canada)
3.80% 01/25/50
4,5
15,000 11,024
Lowe's Cos., Inc.
5.63% 04/15/53 10,000 10,010
5.75% 07/01/53 5,000 5,100
McDonald's Corp.
(MTN)
4.20% 04/01/50 5,000 4,336
30,470
Services — 0.89%
Global Payments, Inc.
4.45% 06/01/28 30,000 28,168
RELX Capital, Inc.
4.00% 03/18/29 25,000 23,850
William Marsh Rice University
2.60% 05/15/50 5,000 3,397
55,415
Specialized REITs — 1.10%
CubeSmart LP
2.25% 12/15/28 10,000 8,451
4.38% 02/15/29 5,000 4,692
Extra Space Storage LP
3.90% 04/01/29 25,000 22,807
Life Storage LP
2.20% 10/15/30 40,000 32,049
67,999
Transportation — 1.61%
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 20,515 18,223
JetBlue Airways Pass-Through Trust,
Series 2019-1, Class AA
2.75% 05/15/32 12,622 10,693
JetBlue Airways Pass-Through Trust,
Series 2020-1, Class A
4.00% 11/15/32 25,092 22,875

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation (continued)
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13% 10/22/23 $ 16,224 $ 16,253
United Airlines Pass-Through Trust,
Series 2016-2, Class AA
2.88% 10/07/28 7,093 6,271
United Airlines Pass-Through Trust,
Series 2023-1, Class A
5.80% 01/15/36 25,000 25,488
99,803
Water — 0.46%
American Water Capital Corp.
3.45% 05/01/50 6,000 4,507
Essential Utilities, Inc.
5.30% 05/01/52 25,000 23,783
28,290
Total Corporates
(Cost $6,214,009) 5,265,073
MORTGAGE-BACKED — 0.55%**
Non-Agency Commercial Mortgage-Backed — 0.14%
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
0.98% 09/10/47
1,2,3
572,245 3,930
Commercial Mortgage Trust,
Series 2014-UBS6, Class XA (IO)
0.98% 12/10/47
3
400,459 3,241
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
0.57% 08/10/43
3,5
1,250,484 1,286
GS Mortgage Securities Trust,
Series 2011-GC3, Class X (IO)
0.00% 03/10/44
3,5
80,830 1
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.34% 08/10/49
1,2,3,5
180,131 95
8,553
U.S. Agency Commercial Mortgage-Backed — 0.28%
Ginnie Mae,
Series 2009-111, Class IO (IO)
0.19% 09/16/51
3
504,291 16,543
Ginnie Mae,
Series 2012-144, Class IO (IO)
0.33% 01/16/53
3
141,196 941
17,484
U.S. Agency Mortgage-Backed — 0.13%
Fannie Mae REMICS,
Series 2011-116, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.00%, 6.00% Cap)
0.85% 11/25/41
6
25,135 1,673
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2012-128, Class UA
2.50% 06/25/42 $ 6,926 $ 6,156
7,829
Total Mortgage-Backed
(Cost $160,356) 33,866
MUNICIPAL BONDS — 2.18%*
California — 0.85%
Los Angeles Department of Airports Revenue Bonds, Port,
Airport and Marina Improvements, Series A
3.89% 05/15/38 15,000 13,289
San Francisco City & County Airport Commercial-San
Francisco International Airport Revenue Bonds, Series C
3.05% 05/01/34 35,000 29,204
Santa Clara Valley Transportation Authority Revenue Bonds,
Transit Improvements
5.88% 04/01/32 10,000 10,394
52,887
Florida — 0.21%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.50% 10/01/31 15,000 13,297
Massachusetts — 0.26%
Massachusetts School Building Authority Revenue Bonds,
Series A
2.50% 02/15/37 10,000 7,415
Massachusetts School Building Authority Revenue Bonds,
Series B
2.97% 10/15/32 10,000 8,624
16,039
New York — 0.86%
Metropolitan Transportation Authority Revenue Bonds,
Transit Improvements, Series C2
5.18% 11/15/49 10,000 9,159
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
3.73% 08/01/29 5,000 4,696
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series E
1.97% 02/01/33 20,000 15,544
New York State Urban Development Corp. Revenue Bonds,
Transit Improvements, Series B
2.54% 03/15/34 10,000 8,031
2.59% 03/15/35 20,000 15,825
53,255
Total Municipal Bonds
(Cost $160,713) 135,478

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
7 / June 2023
Issues
Maturity
Date
Principal
Amount Value
U.S. TREASURY SECURITIES — 10.60%
U.S. Treasury Bonds — 3.69%
U.S. Treasury Bonds
3.63% 05/15/53 $ 168,000 $ 161,569
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
(WI)
1.13% 01/15/33
7
20,372 19,531
1.25% 04/15/28
7
49,566 47,955
229,055
U.S. Treasury Notes — 6.91%
U.S. Treasury Notes
4.00% 06/30/28 82,000 81,555
4.25% 05/31/25 2,000 1,975
4.63% 06/30/25 26,000 25,882
U.S. Treasury Notes (WI)
3.38% 05/15/33 309,000 298,040
3.63% 05/31/28 22,000 21,516
428,968
Total U.S. Treasury Securities
(Cost $663,852) 658,023
Total Bonds — 98.67%
(Cost $7,238,031)
6,126,859
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 0.94%
Money Market Funds — 0.94%
Fidelity Investments Money Market Funds - Government
Portfolio
4.99%
8
21,532 21,532
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.02%
8
37,000 $ 37,000
Total Short-Term Investments
(Cost $58,532) 58,532
Total Investments - 99.61%
(Cost $7,296,563) 6,185,391
Cash and Other Assets, Less Liabilities - 0.39% 23,930
Net Assets - 100.00% $ 6,209,321
1
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
2
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $38,444, which is 0.62% of total net assets.
3
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
4
Foreign denominated security issued by foreign domiciled entity.
5
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
6
Floating rate security. The rate disclosed was in effect at June 30, 2023.
7
Inflation protected security. Principal amount reflects original security face amount.
8
Represents the current yield as of June 30, 2023.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(REIT): Real Estate Investment Trust
(SOFR): Secured Overnight Financing Rate
(USD): U.S. Dollar
(WI): When Issued

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 8
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 16 09/29/23 $ 3,253,500 $ (48,186) $ (48,186)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 5 09/20/23 (592,188) 6,011 6,011
U.S. Treasury Five-Year Note 2 09/29/23 (214,188) 4,355 4,355
(806,376) 10,366 10,366
TOTAL FUTURES CONTRACTS $ 2,447,124 $ (37,820) $ (37,820)
Received by the Fund Paid by the Fund
Description
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
Paid
Unrealized
Appreciation
SWAPS: INTEREST RATE
Interest Rate Swap
1
09/20/53
USD-SOFR-
COMPOUND Annual 3.00% Annual $ 76 $ 2,007 $ — $ 2,007
TOTAL SWAPS CONTRACTS $ 76 $ 2,007 $ — $ 2,007
1
Centrally cleared.

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
9 / June 2023
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine
NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 10
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2023 is as follows:
CORPORATE BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 58,532 $ — $ — $ 58,532
Long-Term Investments:
Asset-Backed Securities — — 34,419 34,419
Corporates — 5,265,073 — 5,265,073
Mortgage-Backed Securities — 29,841 4,025 33,866
Municipal Bonds — 135,478 — 135,478
U.S. Treasury Securities 590,537 67,486 — 658,023
Other Financial Instruments
*
Assets:
Interest rate contracts 10,366 2,007 — 12,373
Liabilities:
Interest rate contracts (48,186) — — (48,186)
Total $ 611,249 $ 5,499,885 $ 38,444 $ 6,149,578
*Other financial instruments include futures and swaps. Interest rate contracts include futures and swaps.

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
11 / June 2023
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2023 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
CORPORATE BOND
FUND
ASSET-BACKED
SECURITIES
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2023 $ 35,886 $ 5,168 $ 41,054
Accrued discounts/premiums — (592) (592)
Realized gain (loss) — — —
Change in unrealized (depreciation)* (814) (551) (1,365)
Purchases — — —
Sales (653) — (653)
Transfers into Level 3** — — —
Transfers out of Level 3** — — —
Balance as of
June 30, 2023
$ 34,419 $ 4,025 $ 38,444
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2023 was $(1,365) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2023.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2023, are as follows:
CORPORATE BOND FUND
FAIR VALUE AT
6/30/23
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $34,419 Broker Quote Offered Quote $88.03 $88.03 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $4,025 Third-Party Vendor Vendor Prices $0.05 - $0.69 $0.67 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.